Liquidity (Details Textual) ¥ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 01, 2018 USD ($)	Aug. 01, 2018 CNY (¥)
Proceeds from Issuance of Common Stock	$ 5,600,000	$ 0	$ 5,968,208	$ 7,957,100
Cash and Cash Equivalents, at Carrying Value		7,748,416	9,717,909
Short-term Bank Loans and Notes Payable		7,683,014	5,208,893		$ 1,966,900	¥ 13
Notes Payable to Bank, Current		$ 2,121,377	$ 6,975,526